Accrued and Other Liabilities - Accrued and Other Liabilities (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Payables And Accruals [Abstract]
Deferred revenue	€ 939,358		€ 739,136
Costs to be paid	440,010		278,066
Down payments from customers	821,959		1,033,768
Personnel related items	247,246		200,670
Derivative financial instruments	11,652		10,893
Standard warranty reserve	27,475		21,626		43,273
Other	12,324		1,352
Accrued and other liabilities	2,500,024		2,285,511
Less: non-current portion of accrued and other liabilities	283,142	[1]	405,141	[1]
Current portion of accrued and other liabilities	€ 2,216,882		€ 1,880,370

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferrals with respect to services.